DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of indebtedness of short term and long term debt

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$2,385,004	$2,385,004	$-	0.00 - 10.00%	2019 - 2021
Matured loan advances	332,800	332,800	-	0.00 - 10.00%	2016 - 2018
Convertible notes	5,021,891	5,021,891	-	15%	September, 2024
Less: debt discount to convertible notes	(5,007,305)	(5,007,305)	-		September, 2024
Total Debt	$2,732,390	$2,732,390	$-

The following is a summary of our indebtedness as of September 30, 2023:

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$2,398,881	$2,398,881	$-	0.00 - 10.00%	2019 - 2021
Real estate note	5,000,000	5,000,000	-	8.99%	2024
Matured loan advances	332,800	332,800	-	0.00 - 10.00%	2016 – 2018
Less: debt discount	(270,189)	(270,189)	-
Total Debt	$7,461,492	$7,461,492	$-

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$2,398,881	$2,398,881	$-	0.00 - 10.00%	2019 - 2021
Real Estate note	5,000,000	5,000,000	-	8.99%	2023 - 2024
Loan advances	332,800	332,800	-	0.00 - 10.00%	2016 - 2018
Less: debt discount	(270,189)	(270,189)	-	NA	NA
Total Debt	$7,461,492	$7,461,492	$-

The following is a summary of our indebtedness at September 30, 2022:

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$3,051,085	$3,051,085	$-	0.00 - 10.00%	2019 - 2021
Promissory notes	1,096,787	-	1,096,787	28.00%	2024
Real Estate note	5,247,612	247,612	5,000,000	5.0 - 8.99%	2023 - 2024
Loan advances	557,800	557,800	-	0.00 - 10.00%	2016 - 2018
Less: debt discount	(932,235)	-	(932,235)	NA	NA
Total Debt	$9,021,049	$3,856,497	$5,164,552

Scheduled debt maturities

	Year Ended September 30,
	2024 (3 months)	2025	2026	2027	2028	Total
Total Debt due (excluding debt discount)	$7,739,695	$-	$-	$-	$-	$7,739,695

	Years Ended September 30,
	2023	2024	2025	2026	2027	Total
Total Debt	$2,717,804	$4,743,688	$-	$-	$-	$7,461,492